Long-term debt - Maturities (Details 2) - CHF (SFr) SFr in Millions	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016
Long-term debt by maturities
Long-term debt	SFr 176,700	SFr 187,321	SFr 193,315
Structured notes
Long-term debt by maturities
Long-term debt	57,664	61,058	59,544
Structured notes | Equity
Long-term debt by maturities
Long-term debt	35,393	36,931	35,980
Structured notes | Fixed income
Long-term debt by maturities
Long-term debt	15,632	16,846	16,395
Structured notes | Credit
Long-term debt by maturities
Long-term debt	5,429	5,756	5,713
Structured notes | Other
Long-term debt by maturities
Long-term debt	1,210	SFr 1,525	1,456
Group parent company
Long-term debt by maturities
Long-term debt	10,686		5,078
Bank
Long-term debt by maturities
Long-term debt	175,720		192,495
Bank | Structured notes
Long-term debt by maturities
Long-term debt	57,664		59,544
Bank | Structured notes | Equity
Long-term debt by maturities
Long-term debt	35,393		35,980
Bank | Structured notes | Fixed income
Long-term debt by maturities
Long-term debt	15,632		16,395
Bank | Structured notes | Credit
Long-term debt by maturities
Long-term debt	5,429		5,713
Bank | Structured notes | Other
Long-term debt by maturities
Long-term debt	SFr 1,210		SFr 1,456